Chad E. Fickett Assistant General Counsel and Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

March 8, 2019

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account II (“Registrant”)

Form N-6 Registration Statement Under the Securities Act of 1933

(“Securities Act’) and the Investment Company Act of 1940

(“Investment Company Act”)

Variable Universal Life Plus (VULP)

File Nos. 333-____ and 811-21933; CIK No. 0001359314

Executive Variable Universal Life (EVUL)

File Nos. 333-____ and 811-21933; CIK No. 0001359314

Dear Commissioners:

On behalf of the above-named Registrant, we are filing herewith two electronically formatted copies of the initial registration statements (“Registration Statements”) under the Securities Act and the Investment Company Act. To facilitate the Commission staff’s review of the Registration Statements, we submit the information below.

Registration Statements

Registrant is filing the Registration Statements for the purpose of registering securities in connection with the offer of two new variable universal life insurance policies to be issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Registrant is a separate account of Northwestern Mutual currently registered under the Investment Company Act.

Securities and Exchange Commission

March 8, 2019

Northwestern Mutual will offer the Variable Universal Life Plus (VULP) policy to individuals. The Executive Variable Universal Life (EVUL) policy is substantially similar but will be offered in the corporate market.

1.	Filing Procedure

As soon as is reasonably practicable prior to the effective date of the Registration Statements, Registrant will amend the Registration Statements to include:

•	required audited financial statements of the Registrant and Northwestern Mutual,
•	any exhibits required by Form N-6 that have not yet been filed, and
•	any appropriate disclosure changes or updates, including any changes made in response to Commission staff’s comments.

2.	Timetable for Effectiveness

We would greatly appreciate the Commission staff’s efforts in processing the Registration Statements so that the Commission may declare each effective on or before November 11, 2019. At the appropriate time, Registrant, through the undersigned, will request acceleration of the effectiveness of the Registration Statements pursuant to Rule 461 under the Securities Act.

* * * * * * *

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett

Assistant General Counsel

and Assistant Secretary

Enclosures